Derivative financial instruments - Schedule of fair values of commodity contract derivatives by type (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 482	£ 368
Derivative liabilities	(1,202)	(1,244)
Total	(720)	(876)
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	107	35
Derivative liabilities	(64)	(118)
Total	43	(83)
Forward purchases of gas
Disclosure of detailed information about financial instruments [line items]
Derivative assets	3	0
Derivative liabilities	(7)	(3)
Total	(4)	(3)
Electricity capacity
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2	0
Derivative liabilities	(17)	0
Total	(15)	0
Electricity swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	74	33
Derivative liabilities	(38)	(82)
Total	36	(49)
Electricity options
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1	0
Derivative liabilities	(1)	(1)
Total	0	(1)
Gas swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	15	2
Derivative liabilities	(1)	(22)
Total	14	(20)
Gas options
Disclosure of detailed information about financial instruments [line items]
Derivative assets	12	0
Derivative liabilities	0	(10)
Total	£ 12	£ (10)